UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	UAS Asset Management
Address:	441 Lexington Avenue #1220
	New York, NY 10017

Form 13F File Number: 28-

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Ali Granmayeh
Title:	Managing Director
Phone:	212-983-5822
Signature,	Place, 	and Date of Signing:
ALI GRANMAYEH	New York, NY	February 10, 2006

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total:	$108773


List of Other Included Mangers:	N/A
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FORM 13F INFORMATION TABLE
			Value	SHARES /	SH /	PUT /	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	Cusip	"(X $1,000)"	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE


AFLAC INC	COM	001055102	" 3,765 "	" 83,420 "	SH		SOLE			" 83,420 "
ALEXANDER & BALDWIN INC	COM	014482103	" 4,229 "	" 88,694 "	SH		SOLE			" 88,694 "
ALLSTATE CORP	COM	020002101	" 1,096 "	" 21,025 "	SH		SOLE			" 21,025 "
AMERICAN EXPRESS COMPANY	COM	025816109	" 8,452 "	" 160,839 "	SH		SOLE			" 160,839 "
ANHEUSER BUSCH COS INC	COM	035229103	" 4,777 "	" 111,681 "	SH		SOLE			" 111,681 "
BEAZER HOMES USA INC	COM	07556Q105	" 1,178 "	" 17,934 "	SH		SOLE			" 17,934 "
BERKSHIRE HATHAWAY HLDG CO CL B COM	COM	084670207	" 12,223 "	" 4,058 "	SH		SOLE			" 4,058 "
BERKSHIRE HATHAWAY INC DEL CL A	COM	084670108	" 9,487 "	 105 	SH		SOLE			 105
CANADIAN NATURAL RES LTD	COM	136385101	" 1,930 "	" 34,675 "	SH		SOLE			" 34,675 "
CITIGROUP INC COM	COM	172967101	" 4,359 "	" 92,296 "	SH		SOLE			" 92,296 "
COCA COLA COMPANY	COM	191216100	" 2,835 "	" 67,703 "	SH		SOLE			" 67,703 "
CONAGRA FOODS INC	COM	205887102	 322 	" 15,000 "	SH		SOLE			" 15,000 "
DELL INC COM	COM	24702R101	 397 	" 13,340 "	SH		SOLE			" 13,340 "
ENERGIZER HLDGS INC COM	COM	29266R108	" 5,514 "	" 104,038 "	SH		SOLE			" 104,038 "
FEDEX CORP COM	COM	31428X106	" 6,191 "	" 54,815 "	SH		SOLE			" 54,815 "
FIRST AMERN CORP CALIF COM FORMERLY FIRST 	COM	318522307	" 6,224 "	" 158,926 "	SH		SOLE			" 158,926 "
GALLAGHER ARTHUR J & CO	COM	363576109	" 2,768 "	" 99,548 "	SH		SOLE			" 99,548 "
GENERAL ELECTRIC CO COM	COM	369604103	" 4,757 "	" 136,773 "	SH		SOLE			" 136,773 "
HOME DEPOT INC COM	COM	437076102	" 4,980 "	" 117,727 "	SH		SOLE			" 117,727 "
JOHNSON & JOHNSON COM	COM	478160104	" 3,095 "	" 52,259 "	SH		SOLE			" 52,259 "
LEHMAN BROTHERS HOLDINGS INC COMMON	COM	524908100	 936 	" 6,475 "	SH		SOLE			" 6,475 "
MARKEL CORP COM	COM	570535104	 875 	" 2,590 "	SH		SOLE			" 2,590 "
MEDTRONIC INC	COM	585055106	" 1,427 "	" 28,113 "	SH		SOLE			" 28,113 "
MORGAN STANLEY COM NEW	COM	617446448	 314 	" 5,000 "	SH		SOLE			" 5,000 "
PETRO-CDA COM SHS ISIN#CA71644E1025	COM	71644E102	 499 	" 10,500 "	SH		SOLE			" 10,500 "
PROCTER & GAMBLE CO	COM	742718109	 731 	" 12,680 "	SH		SOLE			" 12,680 "
PULTE HOMES INC	COM	745867101	" 6,327 "	" 164,685 "	SH		SOLE			" 164,685 "
SCHNITZER STEEL INDS CLASS A	COM	806882106	 707 	" 16,500 "	SH		SOLE			" 16,500 "
SERVICEMASTER CO COM	COM	81760N109	 439 	" 33,475 "	SH		SOLE			" 33,475 "
SUNCOR ENERGY INC	COM	867229106	" 4,269 "	" 55,548 "	SH		SOLE			" 55,548 "
TEMPLETON DRAGON FUND INC	COM	88018T101	 777 	" 35,900 "	SH		SOLE			" 35,900 "
TOLL BROS INC	COM	889478103	 927 	" 26,775 "	SH		SOLE			" 26,775 "
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